Property, plant and equipment, net - Narrative (Detail) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Property, Plant and Equipment [Abstract]
Prototypes, tooling and equipment, minimum timing of internal utilization	1 year
Construction in progress	€ 1,658.0	€ 869.8
Land	€ 229.7	€ 178.7
Number of leases requiring leasehold improvement investments	8
Expected additional investment cost	€ 53.5